REGULAR LICENSE, COOPERATION AGREEMENT, OPERATING AGREEMENT AND MCP LEASE AGREEMENT FOR CITY OF DREAMS MANILA - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016
Cooperation Agreement [Member]
Agreements [Line Items]
Date of agreement	Oct. 25, 2012
Effective date of agreement	Mar. 13, 2013
Expected expiry date of agreement	Jul. 11, 2033
Provisional License [Member]
Agreements [Line Items]
Effective date of agreement	Mar. 13, 2013
Expected expiry date of agreement	Jul. 11, 2033
Regular License [Member]
Agreements [Line Items]
Date of agreement	Apr. 29, 2015
Expected expiry date of agreement	Jul. 11, 2033
Operating Agreement [Member]
Agreements [Line Items]
Date of agreement	Mar. 13, 2013
Effective date of agreement	Mar. 13, 2013
Expected expiry date of agreement	Jul. 11, 2033
MCP Lease Agreement [Member]
Agreements [Line Items]
Effective date of agreement	Mar. 13, 2013
Expected expiry date of agreement	Jul. 11, 2033